Operating Segments (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, 5 Percent Threshold, Amount									$ 0.05
Segment Reporting Information [Line Items]
Percentage of natural gas purchased from two suppliers (in hundredths)									96.00%	98.00%	99.00%	99.00%
Operating Revenues [Abstract]
Total operating revenues	16,558,419	40,435,516	25,810,664	13,041,272	15,972,482	31,133,349	22,106,691	11,452,315	95,845,871	80,664,837	74,078,322
Operating Expenses [Abstract]
Total operating expenses									80,242,432	67,476,158	60,813,094
Other Income and Deductions, Net [Abstract]
Total other income and deductions									201,462	150,816	75,170
Interest Charges [Abstract]
Total interest charges									2,671,187	1,869,935	4,298,256
Income Tax Expense [Abstract]
Total income tax expense									4,859,000	4,269,000	3,258,000
Net Income [Abstract]
Net income (Loss)	(112,634)	5,173,624	3,134,729	79,409	(132,374)	4,242,677	3,249,376	(158,903)	8,275,128	7,200,776	5,783,998
Assets [Abstract]
Total assets	186,025,161				183,930,015				186,025,161	183,930,015	182,895,000
Capital Expenditures [Abstract]
Total capital expenditures									8,078,000	7,179,000	7,337,000
Intersegment Eliminations [Member]
Operating Expenses [Abstract]
Total segment operating expenses									(4,041,000)	(4,145,000)	(3,704,000)
Largest Customer [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, 5 Percent Threshold, Amount									12,569,000
Second Largest Customer [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, 5 Percent Threshold, Amount									9,494,000	17,866,000	12,450,000
Third Largest Customer [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, 5 Percent Threshold, Amount									5,206,000	5,390,000	6,815,000
Regulated segment [Member]
Operating Revenues [Abstract]
Regulated Operating Revenue									57,054,180	46,427,203	42,655,378
Operating Expenses [Abstract]
Purchased gas									27,215,425	17,825,487	15,703,114
Depreciation									6,068,000	6,023,000	5,871,000
Other									15,285,000	14,701,000	13,909,000
Other Income and Deductions, Net [Abstract]
Total other income and deductions									183,000	151,000	77,000
Interest Charges [Abstract]
Total interest charges									2,633,000	2,688,000	3,366,000
Income Tax Expense [Abstract]
Total income tax expense									3,907,000	3,676,000	2,772,000
Net Income [Abstract]
Net income (Loss)									6,407,000	5,970,000	4,990,000
Assets [Abstract]
Total assets	181,530,000				177,662,000				181,530,000	177,662,000	174,454,000
Capital Expenditures [Abstract]
Total capital expenditures									8,078,000	6,983,000	7,163,000
Regulated segment [Member] | Intersegment Eliminations [Member]
Operating Revenues [Abstract]
Intersegment revenues									4,041,000	4,145,000	3,704,000
Regulated segment [Member] | Operating Segments [Member]
Operating Revenues [Abstract]
Regulated Operating Revenue									61,095,000	50,572,000	46,359,000
Operating Expenses [Abstract]
Total operating expenses									48,568,000	38,549,000	35,483,000
Non-regulated segment [Member]
Operating Revenues [Abstract]
Unregulated Operating Revenue									38,791,691	34,237,634	31,422,944
Operating Expenses [Abstract]
Non-regulated purchase gas									29,059,426	26,011,164	23,380,426
Depreciation									80,000	70,000	53,000
Other									6,576,000	6,990,000	5,601,000
Total segment operating expenses									35,715,000	33,071,000	29,034,000
Other Income and Deductions, Net [Abstract]
Total other income and deductions									18,000	0	(2,000)
Interest Charges [Abstract]
Total interest charges									38,000	(818,000)	932,000
Income Tax Expense [Abstract]
Total income tax expense									952,000	593,000	486,000
Net Income [Abstract]
Net income (Loss)									1,868,000	1,231,000	794,000
Assets [Abstract]
Total assets	4,495,000				6,268,000				4,495,000	6,268,000	8,441,000
Capital Expenditures [Abstract]
Total capital expenditures									0	196,000	174,000
Non-regulated segment [Member] | Intersegment Eliminations [Member]
Operating Revenues [Abstract]
Intersegment revenues									(4,041,000)	(4,145,000)	(3,704,000)
Retained Earnings [Member]
Net Income [Abstract]
Net income (Loss)									$ 8,275,128	$ 7,200,776	$ 5,783,998